Warrants - Schedule of movement in warrant liabilities (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Warrants [Line Items]
Warrant liabilities at beginning of period	€ 41,728	€ 0	€ 0	€ 30,979	€ 0	€ 0
Issuance of warrants	0	20,196	0	0	20,196	0
Exercises of warrants	0	0	0	0	0	0
Change in fair value of warrants	(24,484)	(1,921)		(13,735)	(1,921)
Warrant liabilities at end of period	€ 17,244	€ 18,275	€ 0	€ 17,244	€ 18,275	€ 0